Stock Option and Purchase Plans (Tables)	12 Months Ended
Jul. 01, 2012
Stock Option and Purchase Plans [Abstract]
Summary of stock option activity under our stock incentive plan

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at June 28, 2009	227,240	$38.07

Granted	80,000	$17.73
Exercised	(2,400)	$10.92
Expired	(2,790)	$61.22
Terminated	(4,400)	$10.92

Balance at June 27, 2010	297,650	$33.01

Granted	40,000	$22.47
Exercised	(2,600)	$10.92
Expired	(37,650)	$60.36
Terminated	—	$—

Balance at July 3, 2011	297,400	$28.32

Granted	40,000	$26.53
Exercised	(2,600)	$10.92
Expired	(2,000)	$37.58
Terminated	—	—

Balance at July 1, 2012	332,800	$28.19	5.4	$1,038

Exercisable as of:
July 1, 2012	192,700	$33.69	4.5	$702
July 3, 2011	155,800	$38.37	4.8	$479
June 27, 2010	149,350	$50.92	3.4	$212
Available for grant as of July 1, 2012	170,743

Summary of restricted stock activity under our stock incentive plan

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 28, 2009	28,200	$38.64

Granted	10,000	$14.75
Vested	(9,000)	$40.00
Forfeited	(1,700)	$32.28

Nonvested Balance at June 27, 2010	27,500	$29.90

Granted	20,000	$20.66
Vested	(8,600)	$47.78
Forfeited	—	—

Nonvested Balance at July 3, 2011	38,900	$21.19

Granted	20,000	$23.01
Vested	(9,300)	$29.00
Forfeited	(200)	$23.01

Nonvested Balance at July 1, 2012	49,400	$20.45